Condensed Financial Information of Registrant	12 Months Ended
Dec. 31, 2019
Reportable Legal Entities | Parent Company
Condensed Financial Information of Registrant (Parent Company Only)

14.     Condensed Financial Information of Registrant (Parent Company Only)

Ping Identity Holding Corp.
(Parent Company Only)
Condensed Balance Sheets
(In thousands, except share amounts)
	December 31,
	2019	2018
Assets
Current assets:
Cash and cash equivalents	$—	$—
Total current assets	—	—
Noncurrent assets:
Investment in subsidiaries	710,471	509,105
Total noncurrent assets	710,471	509,105
Total assets	$710,471	$509,105
Liabilities and stockholders' equity
Current liabilities:
Current liabilities	$—	$—
Total current liabilities	—	—
Noncurrent liabilities:
Liabilities, noncurrent	—	—
Total noncurrent liabilities	—	—
Total liabilities	—	—
Commitments and contingencies
Stockholders' equity:
Preferred stock; $0.001 par value; 50,000,000 and 34,000,000 shares authorized at December 31, 2019 and December 31, 2018, respectively; no shares issued or outstanding at December 31, 2019 or December 31, 2018	—	—
Common stock; $0.001 par value; 500,000,000 and 85,000,000 shares authorized at December 31, 2019 and December 31, 2018, respectively; 79,632,500 and 65,000,816 shares issued and outstanding at December 31, 2019 and December 31, 2018, respectively	80	65
Additional paid-in capital	718,446	515,979
Accumulated other comprehensive loss	(399)	(787)
Accumulated deficit	(7,656)	(6,152)
Total stockholders' equity	710,471	509,105
Total liabilities and stockholders' equity	$710,471	$509,105

Ping Identity Holding Corp.
(Parent Company Only)
Condensed Statements of Operations
(In thousands)
	Year Ended December 31,
	2019	2018	2017
Revenue	$—	$—	$—
Operating expenses	—	—	—
Income from operations	—	—	—
Other income (expense), net	—	—	—
Income before income taxes and equity in net income of subsidiaries	—	—	—
Benefit for income taxes	—	—	—
Equity in net income (loss) of subsidiaries	(1,504)	(13,446)	18,961
Net income (loss)	$(1,504)	$(13,446)	$18,961

Ping Identity Holding Corp.
(Parent Company Only)
Condensed Statements of Comprehensive Income (Loss)
(In thousands)
	Year Ended December 31,
	2019	2018	2017
Net income (loss)	$(1,504)	$(13,446)	$18,961
Other comprehensive income (loss), net of tax:
Subsidiaries' other comprehensive income (loss)	388	(901)	333
Total other comprehensive income (loss)	388	(901)	333
Comprehensive income (loss)	$(1,116)	$(14,347)	$19,294

Basis of Presentation

Parent is a holding company with no material operations of its own that conducts substantially all of its activities through its subsidiaries. Parent has no direct outstanding debt obligations. However, Ping Identity Corporation, a wholly owned indirect subsidiary, as borrower under its 2016 Credit Facilities, was limited in its ability to declare dividends or make any payment on account of its capital stock to, directly or indirectly, fund a dividend or other distribution to the Parent, subject to limited exceptions, including (1) stock repurchases, (2) unlimited amounts subject to compliance with a 4.0 to 1.0 total leverage ratio giving pro forma effect to any distribution, (3) unlimited amounts up to 5% of the Parent’s market capitalization and (4) payment of the Parent’s overhead expenses. For a discussion of the 2016 Credit Facilities, see Note 7. Ping Identity Corporation is further limited in its ability to declare dividends or make any payment on account of its capital stock to, directly or indirectly, fund a dividend or other distribution to the Parent as borrower under its 2018 Credit Facilities and, upon the refinancing of its debt, as borrower under its 2019 Credit Facilities. For a discussion of the 2018 Credit Facilities, the 2019 Credit Facilities and their associated dividend restrictions, refer to Note 7.

These condensed financial statements have been presented on a “parent-only” basis. Under a parent-only presentation, the Parent’s investments in subsidiaries are presented under the equity method of accounting. A condensed statement of cash flows was not presented because the Parent had no material operating, investing, or financing cash flow activities for the years ended December 31, 2019, 2018 or 2017. Certain information and footnote disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted. As such, these parent-only statements should be read in conjunction with the accompanying notes to consolidated financial statements.